Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 29, 2016
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Jan. 29, 2016
Document Effective Date	Jan. 29, 2016
Prospectus Date	Jan. 29, 2016
Horizon Active Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	HASAX
Horizon Active Asset Allocation Fund | Class I
Prospectus:
Trading Symbol	HASIX
Horizon Active Asset Allocation Fund | Class N
Prospectus:
Trading Symbol	AAANX
Horizon Active Risk Assist® Fund | Class A
Prospectus:
Trading Symbol	ARAAX
Horizon Active Risk Assist® Fund | Class I
Prospectus:
Trading Symbol	ARAIX
Horizon Active Risk Assist® Fund | Class N
Prospectus:
Trading Symbol	ARANX
Horizon Active Income Fund | Class A
Prospectus:
Trading Symbol	AIHAX
Horizon Active Income Fund | Class I
Prospectus:
Trading Symbol	AIRIX
Horizon Active Income Fund | Class N
Prospectus:
Trading Symbol	AIMNX